Earnings Per Share	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Earnings Per Share

(2) Earnings Per Share

As described in Note 15, “Shareholders’ Equity,” on May 22, 2018, the EVO, LLC Agreement was amended and restated, to, among other things, reclassify all of the then existing membership interests of EVO, LLC into a new single class of common membership interests. Additionally, the Company entered into a series of transactions that resulted in the issuance of Class A common stock, Class B common stock, Class C common stock and Class D common stock to the holders of LLC Interest and commenced the IPO resulting in the public issuance of additional shares of the Company’s Class A common stock (Refer to Note 15, “Shareholders’ Equity,” for further discussion of Reorganization Transactions and IPO). Earnings per share information for the three and six months ended June 30, 2018 has been presented on a prospective basis and reflects only the net income available for holders of Class A common stock, as well as both basic and diluted weighted average Class A common stock outstanding, for the period from May 23, 2018 through June 30, 2018. Earnings per share information prior to May 23, 2018 are not presented since the ownership structure of EVO, LLC is not a common unit of ownership.

The following table sets forth the computation of the Company’s basic and diluted net income per Class A common share:

May 23 - June 30
2018

Numerator:
Net income attributable to EVO Payments, Inc.	$16,713

Denominator:
Weighted average Class A common stock outstanding	17,293,355
Effect of dilutive securities	139,367

Total dilutive securities	17,432,722

Earnings per share:
Basic	$0.97
Diluted	$0.96

Antidilutive securities:
Stock options	163,144
Convertible Class C common stock	2,560,955
Convertible Class D common stock	24,305,155

Earnings per share is not separately presented for Class B common stock, Class C common stock and Class D common stock since they have no economic rights to the income or loss of EVO, Inc. Class B common stock is not considered when calculating dilution as this class of common stock may not convert to Class A common stock. Class C common stock and Class D common stock are considered in the dilution calculation as these classes have conversion rights to Class A common stock that could result in additional Class A common stock being issued however, these shares are currently in a net loss position and are therefore anti-dilutive. Refer to Note 15, “Shareholders’ Equity,” for further information on rights to each class of stock.